Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Transactions with Related Parties - Consolidated Balance Sheets (Table)

	As of December 31,
Consolidated Balance Sheets	2023	2022
Assets:
CMTC – amounts relating to vessels acquisitions (a)	$402	$—
Capital-Executive – advances from the Partnership (b)	—	3,636
Due from related party	$402	$3,636
Liabilities:
CSM – payments on behalf of the Partnership (c)	$114	$705
Management fee payable to CSM (d)	—	25
Capital-Executive – payments on behalf of the Partnership (c)	3,823	—
Capital-Gas – payments on behalf of the Partnership (c)	4,042	107
Management fee payable to Capital-Gas (d)	—	179
Due to related parties	$7,979	$1,016

Transactions with Related Parties - Consolidated Statements of Comprehensive Income

	For the years ended December 31,
Consolidated Statements of Comprehensive Income	2023	2022	2021
Vessel operating expenses	$10,899	$9,172	$5,923
General and administrative expenses (e)	2,564	2,244	2,013